Note 2 - Revenues 10K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	20 20	20 19
Trappsol ® Cyclo™	$-	$-	$30,096	$25,971
Trappsol ® HPB	151,188	135,878	366,150	206,746
Trappsol ® Fine Chemical	55,631	39,100	133,740	104,952
Aquaplex ®	928	97,130	928	149,690
Other	1,847	987	4,414	6,562
Total revenues	$209,594	$273,095	$535,328	$493,921

	Year Ended
	December 31,
	2019	2018
Trappsol ® Cyclo™	$103,596	$166,596
Trappsol ® HPB	481,379	484,101
Trappsol ® Fine Chemical	265,947	233,910
Aquaplex ®	149,878	116,806
Other	6,398	10,064
Total revenues	$1,007,198	$1,011,477